Quarterly Holdings Report
for
Fidelity Freedom® Blend 2005 Fund
December 31, 2023
FBF-Y05-NPRT3-0224
1.9892460.105
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	19,943	311,511
Fidelity Series Commodity Strategy Fund (a)	1,804	167,093
Fidelity Series Large Cap Growth Index Fund (a)	10,334	197,901
Fidelity Series Large Cap Stock Fund (a)	10,709	209,251
Fidelity Series Large Cap Value Index Fund (a)	25,325	372,789
Fidelity Series Small Cap Core Fund (a)	81	917
Fidelity Series Small Cap Opportunities Fund (a)	7,499	104,235
Fidelity Series Value Discovery Fund (a)	9,270	137,941
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,201,770)		1,501,638

International Equity Funds - 12.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,318	151,574
Fidelity Series Emerging Markets Fund (a)	27,345	231,343
Fidelity Series Emerging Markets Opportunities Fund (a)	53,448	926,256
Fidelity Series International Growth Fund (a)	21,947	375,947
Fidelity Series International Index Fund (a)	12,113	142,449
Fidelity Series International Small Cap Fund (a)	22,644	384,049
Fidelity Series International Value Fund (a)	32,246	376,306
Fidelity Series Overseas Fund (a)	28,987	375,956
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,601,191)		2,963,880

Bond Funds - 72.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	500,791	4,742,491
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	18,791	143,942
Fidelity Series Corporate Bond Fund (a)	216,817	2,020,734
Fidelity Series Emerging Markets Debt Fund (a)	15,990	123,924
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,374	40,983
Fidelity Series Floating Rate High Income Fund (a)	2,522	22,772
Fidelity Series Government Bond Index Fund (a)	319,469	2,955,086
Fidelity Series High Income Fund (a)	15,322	128,860
Fidelity Series International Developed Markets Bond Index Fund (a)	107,857	942,671
Fidelity Series Investment Grade Bond Fund (a)	296,896	2,998,650
Fidelity Series Investment Grade Securitized Fund (a)	223,720	2,017,955
Fidelity Series Long-Term Treasury Bond Index Fund (a)	166,384	975,008
Fidelity Series Real Estate Income Fund (a)	2,485	23,579
TOTAL BOND FUNDS (Cost $18,386,514)		17,136,655

Short-Term Funds - 9.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.43% (a)(b)	426,530	426,530
Fidelity Series Short-Term Credit Fund (a)	41,954	413,245
Fidelity Series Treasury Bill Index Fund (a)	133,544	1,327,427
TOTAL SHORT-TERM FUNDS (Cost $2,171,770)		2,167,202

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,361,245)	23,769,375
NET OTHER ASSETS (LIABILITIES) - 0.0%	(554)
NET ASSETS - 100.0%	23,768,821

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4,510,161	1,385,150	1,144,164	114,463	(10,442)	1,786	4,742,491
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	203,562	32,945	83,532	4,644	(10,326)	1,293	143,942
Fidelity Series Blue Chip Growth Fund	323,282	93,701	190,894	1,749	(437)	85,859	311,511
Fidelity Series Canada Fund	175,033	41,471	75,958	5,099	6,362	4,666	151,574
Fidelity Series Commodity Strategy Fund	171,206	61,171	54,395	7,131	(497)	(10,392)	167,093
Fidelity Series Corporate Bond Fund	1,908,388	511,974	441,722	61,020	(24,040)	66,134	2,020,734
Fidelity Series Emerging Markets Debt Fund	119,002	32,497	34,100	5,772	(2,774)	9,299	123,924
Fidelity Series Emerging Markets Debt Local Currency Fund	40,291	10,766	11,238	1,975	(602)	1,766	40,983
Fidelity Series Emerging Markets Fund	176,285	127,265	81,025	5,641	(2,714)	11,532	231,343
Fidelity Series Emerging Markets Opportunities Fund	988,748	322,326	431,959	26,043	(37,451)	84,592	926,256
Fidelity Series Floating Rate High Income Fund	22,928	6,323	6,877	1,720	5	393	22,772
Fidelity Series Government Bond Index Fund	2,805,879	783,402	609,574	60,540	(32,397)	7,776	2,955,086
Fidelity Series Government Money Market Fund 5.43%	517,762	154,787	246,019	19,413	-	-	426,530
Fidelity Series High Income Fund	124,156	30,908	29,644	6,097	(750)	4,190	128,860
Fidelity Series International Developed Markets Bond Index Fund	929,064	238,782	230,140	35,293	(7,272)	12,237	942,671
Fidelity Series International Growth Fund	406,223	94,209	154,648	4,920	208	29,955	375,947
Fidelity Series International Index Fund	168,413	37,907	72,777	4,054	3,672	5,234	142,449
Fidelity Series International Small Cap Fund	134,285	282,450	78,516	13,028	1,517	44,313	384,049
Fidelity Series International Value Fund	405,156	91,944	157,187	12,251	10,237	26,156	376,306
Fidelity Series Investment Grade Bond Fund	2,868,648	761,435	642,856	88,088	(11,612)	23,035	2,998,650
Fidelity Series Investment Grade Securitized Fund	1,967,420	504,822	457,807	58,250	(44,946)	48,466	2,017,955
Fidelity Series Large Cap Growth Index Fund	204,899	58,115	108,025	1,723	20,495	22,417	197,901
Fidelity Series Large Cap Stock Fund	224,843	68,686	107,348	10,928	10,625	12,445	209,251
Fidelity Series Large Cap Value Index Fund	419,893	133,407	204,694	15,326	13,036	11,147	372,789
Fidelity Series Long-Term Treasury Bond Index Fund	906,762	394,880	287,560	22,145	(78,698)	39,624	975,008
Fidelity Series Overseas Fund	405,817	91,747	150,793	6,263	4,931	24,254	375,956
Fidelity Series Real Estate Income Fund	42,837	8,145	27,390	1,884	(1,153)	1,140	23,579
Fidelity Series Short-Term Credit Fund	413,477	93,882	102,565	8,927	(1,187)	9,638	413,245
Fidelity Series Small Cap Core Fund	2,808	16	1,925	16	1	17	917
Fidelity Series Small Cap Opportunities Fund	102,569	27,410	38,971	1,012	(97)	13,324	104,235
Fidelity Series Treasury Bill Index Fund	1,486,424	465,993	623,495	55,235	(1,088)	(407)	1,327,427
Fidelity Series Value Discovery Fund	153,569	47,878	68,855	6,502	2,815	2,534	137,941
	23,329,790	6,996,394	6,956,653	667,152	(194,579)	594,423	23,769,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.